Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Cash flows from operating activities:
Net income (loss)	$ 1,513	$ 219	$ (7,746)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	4,771	4,992	5,788
Amortization of debt costs	706	830	1,614
Other operating activities, net	93	195	(238)
Decrease (increase) in:
Accounts receivable	401	940	1,563
Inventories	5,225	(3,357)	5,457
Prepaids and other current assets	(300)	41	(46)
(Decrease) increase in:
Accounts payable	(2,212)	(3,435)	3,277
Accrued liabilities and other long-term liabilities	(4,021)	4,158	645
Net cash provided by operating activities	6,176	4,583	10,314
Cash flows (used in) from investing activities:
Additions to property and equipment	(6,254)	(4,511)	(2,567)
Proceeds from sale of assets held for sale	60		975
Other investing activities, net	(84)	(61)	(27)
Net cash used in investing activities	(6,278)	(4,572)	(1,619)
Cash flows (used in) from financing activities:
Increase (decrease) in bank indebtedness	6,159	638	(3,380)
Repayment of obligations under capital leases	(2,406)	(1,937)	(2,743)
Proceeds from stock rights offering, net of costs	3,593
Payment of loan origination fees and costs		(1,907)
Repayment of long-term debt	(6,481)	(2,429)	(2,707)
Increase in long-term debt		5,502
Other financing activities	(27)	(61)	(29)
Net cash provided by (used in) financing activities	838	(194)	(8,859)
Effect of exchange rate on cash	(37)	(32)	103
Net increase (decrease) in cash and cash equivalents	699	(215)	(61)
Cash and cash equivalents, beginning of year	3,127	3,342	3,403
Cash and cash equivalents, end of year	3,826	3,127	3,342
Supplemental disclosure of cash flow information:
Interest paid	8,261	9,066	9,866
Non-cash transactions:
Property and equipment additions acquired through capital leases	160	81	322
Property and equipment additions included in accounts payable and accrued liabilities	$ 732	$ 558	$ 341